Credit Quality of Financing Receivables and the Allowance for Credit Losses (Information about Impaired Loans) (Detail) - JPY (¥) ¥ in Millions		Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		¥ 69,780	¥ 58,827	¥ 54,416
Unpaid Principal Balance		69,318	57,755
Related Allowance		11,254	13,731	12,787
Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		26,147	23,163	22,793
Unpaid Principal Balance		25,826	22,512
Related Allowance		3,528	3,372	3,349
Corporate borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		40,635	31,900
Unpaid Principal Balance		40,494	31,479
Related Allowance		6,238	8,442
Purchased loans
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	[1]	2,998	3,764	4,176
Unpaid Principal Balance		2,998	3,764
Related Allowance	[1]	1,488	1,917	2,406
Consumer - Housing loans | Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		5,983	4,434
Unpaid Principal Balance		5,965	4,181
Related Allowance		802	835
Consumer-Card loans | Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		3,914	3,945
Unpaid Principal Balance		3,906	3,937
Related Allowance		625	633
Consumer - Other | Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		16,250	14,784
Unpaid Principal Balance		15,955	14,394
Related Allowance		2,101	1,904
Non-recourse Loans | Corporate borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		2,516	4,448	3,232
Related Allowance		229	166	¥ 47
Non-recourse Loans | Corporate borrowers | Japan
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment			232
Unpaid Principal Balance			232
Related Allowance			0
Non-recourse Loans | Corporate borrowers | The Americas
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		2,516	4,216
Unpaid Principal Balance		2,516	4,216
Related Allowance		229	166
Corporate Real Estate Companies Loans | Corporate borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		15,182	2,380
Unpaid Principal Balance		15,169	2,367
Related Allowance		373	419
Other-Entertainment industry | Corporate borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		484	1,382
Unpaid Principal Balance		483	1,374
Related Allowance		109	490
Other Corporate Loan | Corporate borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		22,453	23,690
Unpaid Principal Balance		22,326	23,290
Related Allowance		5,527	7,367
Impaired Financing Receivables with No Related Allowance
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		30,813	17,593
Unpaid Principal Balance		30,811	17,521
Related Allowance		0	0
Impaired Financing Receivables with No Related Allowance | Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		1,088	1,158
Unpaid Principal Balance		1,086	1,111
Related Allowance		0	0
Impaired Financing Receivables with No Related Allowance | Corporate borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		29,616	16,329
Unpaid Principal Balance		29,616	16,304
Related Allowance		0	0
Impaired Financing Receivables with No Related Allowance | Purchased loans
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		109	106
Unpaid Principal Balance		109	106
Related Allowance		0	0
Impaired Financing Receivables with No Related Allowance | Consumer - Housing loans | Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		682	589
Unpaid Principal Balance		680	542
Related Allowance		0	0
Impaired Financing Receivables with No Related Allowance | Consumer-Card loans | Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		0	0
Unpaid Principal Balance		0	0
Related Allowance		0	0
Impaired Financing Receivables with No Related Allowance | Consumer - Other | Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		406	569
Unpaid Principal Balance		406	569
Related Allowance		0	0
Impaired Financing Receivables with No Related Allowance | Non-recourse Loans | Consumer borrowers | The Americas
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		1,751
Unpaid Principal Balance		1,751
Related Allowance		0
Impaired Financing Receivables with No Related Allowance | Non-recourse Loans | Corporate borrowers | Japan
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment			232
Unpaid Principal Balance			232
Related Allowance			0
Impaired Financing Receivables with No Related Allowance | Non-recourse Loans | Corporate borrowers | The Americas
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		14,009	3,404
Unpaid Principal Balance		14,009	3,404
Related Allowance		0	0
Impaired Financing Receivables with No Related Allowance | Corporate Real Estate Companies Loans | Corporate borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		31	887
Unpaid Principal Balance		31	887
Related Allowance		0	0
Impaired Financing Receivables with No Related Allowance | Other-Entertainment industry | Corporate borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		13,825	0
Unpaid Principal Balance		13,825	0
Related Allowance		0	0
Impaired Financing Receivables with No Related Allowance | Other Corporate Loan | Corporate borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment			11,806
Unpaid Principal Balance			11,781
Related Allowance			0
Impaired Financing Receivables with Related Allowance
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		38,967	41,234
Unpaid Principal Balance		38,507	40,234
Related Allowance		11,254	13,731
Impaired Financing Receivables with Related Allowance | Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		25,059	22,005
Unpaid Principal Balance		24,740	21,401
Related Allowance		3,528	3,372
Impaired Financing Receivables with Related Allowance | Corporate borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		11,019	15,571
Unpaid Principal Balance		10,878	15,175
Related Allowance		6,238	8,442
Impaired Financing Receivables with Related Allowance | Purchased loans
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		2,889	3,658
Unpaid Principal Balance		2,889	3,658
Related Allowance		1,488	1,917
Impaired Financing Receivables with Related Allowance | Consumer - Housing loans | Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		5,301	3,845
Unpaid Principal Balance		5,285	3,639
Related Allowance		802	835
Impaired Financing Receivables with Related Allowance | Consumer-Card loans | Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		3,914	3,945
Unpaid Principal Balance		3,906	3,937
Related Allowance		625	633
Impaired Financing Receivables with Related Allowance | Consumer - Other | Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		15,844	14,215
Unpaid Principal Balance		15,549	13,825
Related Allowance		2,101	1,904
Impaired Financing Receivables with Related Allowance | Non-recourse Loans | Corporate borrowers | Japan
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment			0
Unpaid Principal Balance			0
Related Allowance			0
Impaired Financing Receivables with Related Allowance | Non-recourse Loans | Corporate borrowers | The Americas
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		765	812
Unpaid Principal Balance		765	812
Related Allowance		229	166
Impaired Financing Receivables with Related Allowance | Corporate Real Estate Companies Loans | Corporate borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		453	1,493
Unpaid Principal Balance		452	1,480
Related Allowance		109	419
Impaired Financing Receivables with Related Allowance | Other-Entertainment industry | Corporate borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		8,628	1,382
Unpaid Principal Balance		8,501	1,374
Related Allowance		5,527	490
Impaired Financing Receivables with Related Allowance | Other Corporate Loan | Corporate borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		1,173	11,884
Unpaid Principal Balance		1,160	11,509
Related Allowance		¥ 373	¥ 7,367

[1]	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely.